Business Combination (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 21, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combination [Abstract]
Cash payment for Tile Shop LLC	$ 75,000
Common stock, shares issued		43,177,822	32,000,000
Shares of common stock paid for Tile Shop LLC	32,329,897
Common stock held by former shareholders	329,897
Value of common stock paid for Tile Shop LLC	320,000,000
Issuance of promissory note as part of business combination	69,800,000	69,771,000
Warrants to purchase shares of common stock outstanding	5,500,000	17,485,495
Issuance of common stock as part of the business combination, shares	1,500,000
Issuance of common stock as part of the business combination, price per share	$ 10.0
Distributions to members of Tile Shop LLC	12,900,000	(22,055,000)	(24,166,000)
Amount of promissory note reflected as a distribution of retained earnings	$ 52,500,000